Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

The results of the discontinued operations of metallic part for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Year ended March 31,
	2014	2015	2016
Net sales	$—	$1	$—

Loss from discontinued operations, before income taxes	$(411)	$(348)	$—
Income taxes	—	—	—
Loss from discontinued operations, after income taxes	$(411)	$(348)	$—

The assets and liabilities of metallic parts which are reported as discontinued operations were as follows:

March 31,
2015	2016

ASSETS

Total assets	$—	$—

LIABILITIES

Current liabilities:
Accounts payable	$22	$—
Accrued payroll and employee benefits	—	—
Other accrued liabilities	3	—
Total current liabilities	$25	$—